UNPAID CLAIM AND CLAIM EXPENSES - ROLLFORWARD OF THE UNPAID CLAIMS AND CLAIM EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	$ 37.1	$ 31.3
Less Reinsurance	16.3	10.9
Net balance	20.8	20.4
Incurred Claims (net) Related to:
Current Year	82.0	51.4
Prior Year	(5.6)	(10.7)
Total Incurred	76.4	40.7
Paid Claims (net) Related to:
Current Year	56.6	32.8
Prior Year	10.2	7.3
Total Paid	66.8	40.1
Net balance	30.5	20.8
Add Reinsurance	19.9	16.3
Gross balance	50.4	37.1
Group Insurance Policies
Liability for Unpaid Claims and Claims Adjustment Expense, [Roll Forward]
Gross balance	37.1
Paid Claims (net) Related to:
Gross balance	$ 50.4	$ 37.1